Label	Element	Value
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(the “Fund”)
Investor A, Investor C, Institutional and Class K Shares
Supplement dated June 25, 2021 to the
Summary Prospectuses, Prospectuses and
Statement of Additional Information (“SAI”) of the Fund,
each dated April 30, 2021, as supplemented to date
On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Sustainable Emerging Markets Flexible Bond Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.
Accordingly, effective on or about September 23, 2021, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio” are changed to “BlackRock Sustainable Emerging Markets Flexible Bond Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Investment Objective” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The BlackRock Sustainable Emerging Markets Flexible Bond Fund (the “Fund”) seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective
The Fund seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The investment objective is a
non-fundamental
policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Investment Strategies of the Fund” and the section of each
Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”). Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities) or securities determined by Fund management to be of similar credit quality, securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities or securities determined by Fund management to be of similar credit quality. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. High yield bonds are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund is a
non-diversified
portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A credit default swap is a type of swap whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed- upon) value of such bond. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involve a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock.
With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
In allocating the Fund’s investments across emerging market countries, the management team combines an in-depth
analysis of global factors with fundamental country- and company-specific research. The investment process aims at understanding both long term market dynamics and current minicycles, and it uses proprietary asset allocation tools to determine the optimum structure of the portfolio and the appropriate risk exposure of the portfolio. The management team will consider the fundamental indicators of each country relative to those of other emerging market countries and make an assessment of the interest rates, yield curves and currency valuations of the countries in the investment universe in determining whether to buy or sell an investment.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Principal Investment Strategies
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities) or securities determined by Fund management to be of similar credit quality, securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities or securities determined by Fund management to be of similar credit quality. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. High yield bonds are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund is a
non-diversified
portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A credit default swap is a type of swap whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed- upon) value of such bond. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involve a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of the SAI entitled “Part I: Information About the Portfolios—I. Investment Objectives and Strategies—B. Emerging Markets Flexible Dynamic Bond Portfolio” is deleted in its entirety and replaced with the following:
The Sustainable Emerging Markets Flexible Bond Fund seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
In allocating the Fund’s investments across emerging market countries, the management team combines an in-depth
analysis of global factors with fundamental country- and company-specific research. The investment process aims at understanding both long term market dynamics and current minicycles, and it uses proprietary asset allocation tools to determine the optimum structure of the portfolio and the appropriate risk exposure of the portfolio. The management team will consider the fundamental indicators of each country relative to those of other emerging market countries and make an assessment of the interest rates, yield curves and currency valuations of the countries in the investment universe in determining whether to buy or sell an investment.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities), securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities. Many of the countries in which the Sustainable Emerging Markets Flexible Bond Fund invests will have sovereign ratings that are below investment grade or will be unrated. The Fund may invest a significant portion of its assets in one country.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also invest in Brady Bonds, fixed rate instruments, floating or variable rate instruments, convertible debt of eligible issuers, securities issued by supranational entities (such as the World Bank, Asian Development Bank and the Inter-American Development Bank) and credit linked notes. Loan participations, assignments, convertible bonds and mortgage or asset-backed securities are also permitted. The Fund may also buy when-issued securities and participate in delayed delivery transactions. The management team may, when consistent with the Fund’s investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is a
non-diversified
portfolio under the Investment Company Act.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Risks of Investing in the Fund” are amended to add the following risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

The section of each Prospectus entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” is amended to add the following principal risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

Change in the Fund’s Performance Information and Benchmark
The first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” is deleted in its entirety and replaced with the following:
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the J.P. Morgan Government Bond Index-Emerging Markets
(“GBI-EM”)
Global Diversified, the J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified and a customized weighted index comprised of the returns of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”) and to that of the J.P. Morgan ESG
GBI-EM
Global Diversified, the J.P. Morgan ESG EMBI Global Diversified Index and a customized weighted index comprised of the returns of the J.P. Morgan ESG
GBI-EM
Global Diversified (50%) and the J.P. Morgan ESG EMBI Global Diversified Index (50%). Effective September 23, 2021, the Benchmark replaced the
3-month
LIBOR USD as the performance benchmark against which the Fund measures its performance. BlackRock believes the Benchmark is more relevant to the Fund’s new investment objective, investment strategies and investment process. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The Predecessor Fund’s returns prior to September 3, 2012 as reflected in the bar chart and the table are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Debt Portfolio.” The Predecessor Fund’s returns for the period September 3, 2012 to January 2, 2014 as reflected in the bar chart and the table are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.” The Fund’s total returns for the period beginning on the date of the Reorganization and ending on September 22, 2021 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at
800-882-0052.
In the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information,” the 50% J.P. Morgan ESG
GBI-EM
Global Diversified / 50% J.P. Morgan ESG EMBI Global Diversified Index is added as an additional performance benchmark against which the Fund measures its performance.
Change in the Fund’s Portfolio Management Team
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Fund—Portfolio Managers” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Sergio Trigo Paz	2012*	Managing Director of BlackRock, Inc.
Laurent Develay	2012*	Managing Director of BlackRock, Inc.
Michal Katrencik	2021	Director of BlackRock. Inc.
Michal Wozniak	2014*	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay, Michal Katrencik and Michal Wozniak are the portfolio managers and are jointly and primarily responsible for the day-to-day
management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.
The section of each Prospectus entitled “Management of the Fund—Portfolio Manager Information” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay, Michal Katrencik and Michal Wozniak are jointly and primarily responsible for the day-to-day
management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sergio Trigo Paz	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director and Head of BlackRock’s Emerging Markets Debt Team since June 2012; Chief Investment Officer for Emerging Markets Fixed Income for Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Portfolio Manager for Fortis Investments from 2004 to 2009.
Laurent Develay	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director and Portfolio Manager of BlackRock’s Emerging Markets Debt Team since June 2012; Portfolio Manager for the Emerging Markets Debt Team at Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Head of Currency and Commodity Trading Team for Fortis Investments from 2005 to 2009.
Michal Katrencik	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since 2014.
Michal Wozniak	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014*	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since November 2013; Portfolio Manager for the Emerging Markets Debt Team at Lombard Odier Investment Managers from 2011 to 2013; Portfolio Manager for the Emerging Markets Debt Team at JPMorgan Asset Management from 2009 to 2011; Portfolio Manager for the Emerging Markets Debt Team at Fortis Investments from 2007 to 2009.

*	Includes management of the Predecessor Fund (as defined below).

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(the “Fund”)
Investor A, Investor C, Institutional and Class K Shares
Supplement dated June 25, 2021 to the
Summary Prospectuses, Prospectuses and
Statement of Additional Information (“SAI”) of the Fund,
each dated April 30, 2021, as supplemented to date
On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Sustainable Emerging Markets Flexible Bond Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.
Accordingly, effective on or about September 23, 2021, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio” are changed to “BlackRock Sustainable Emerging Markets Flexible Bond Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Investment Objective” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The BlackRock Sustainable Emerging Markets Flexible Bond Fund (the “Fund”) seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective
The Fund seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The investment objective is a
non-fundamental
policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Investment Strategies of the Fund” and the section of each
Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”). Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities) or securities determined by Fund management to be of similar credit quality, securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities or securities determined by Fund management to be of similar credit quality. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. High yield bonds are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund is a
non-diversified
portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A credit default swap is a type of swap whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed- upon) value of such bond. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involve a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock.
With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
In allocating the Fund’s investments across emerging market countries, the management team combines an in-depth
analysis of global factors with fundamental country- and company-specific research. The investment process aims at understanding both long term market dynamics and current minicycles, and it uses proprietary asset allocation tools to determine the optimum structure of the portfolio and the appropriate risk exposure of the portfolio. The management team will consider the fundamental indicators of each country relative to those of other emerging market countries and make an assessment of the interest rates, yield curves and currency valuations of the countries in the investment universe in determining whether to buy or sell an investment.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Principal Investment Strategies
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities) or securities determined by Fund management to be of similar credit quality, securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities or securities determined by Fund management to be of similar credit quality. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. High yield bonds are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund is a
non-diversified
portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A credit default swap is a type of swap whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed- upon) value of such bond. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involve a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of the SAI entitled “Part I: Information About the Portfolios—I. Investment Objectives and Strategies—B. Emerging Markets Flexible Dynamic Bond Portfolio” is deleted in its entirety and replaced with the following:
The Sustainable Emerging Markets Flexible Bond Fund seeks maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
In allocating the Fund’s investments across emerging market countries, the management team combines an in-depth
analysis of global factors with fundamental country- and company-specific research. The investment process aims at understanding both long term market dynamics and current minicycles, and it uses proprietary asset allocation tools to determine the optimum structure of the portfolio and the appropriate risk exposure of the portfolio. The management team will consider the fundamental indicators of each country relative to those of other emerging market countries and make an assessment of the interest rates, yield curves and currency valuations of the countries in the investment universe in determining whether to buy or sell an investment.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to a customized weighted index comprised of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged
basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and
non-U.S.
corporations, debt obligations of
non-U.S.
governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan
GBI-EM
Global Diversified.
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including
non-investment
grade (high yield or junk) securities (including distressed securities), securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment
grade (high yield or junk) securities. Many of the countries in which the Sustainable Emerging Markets Flexible Bond Fund invests will have sovereign ratings that are below investment grade or will be unrated. The Fund may invest a significant portion of its assets in one country.
The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also invest in Brady Bonds, fixed rate instruments, floating or variable rate instruments, convertible debt of eligible issuers, securities issued by supranational entities (such as the World Bank, Asian Development Bank and the Inter-American Development Bank) and credit linked notes. Loan participations, assignments, convertible bonds and mortgage or asset-backed securities are also permitted. The Fund may also buy when-issued securities and participate in delayed delivery transactions. The management team may, when consistent with the Fund’s investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is a
non-diversified
portfolio under the Investment Company Act.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Principal Risks of Investing in the Fund” are amended to add the following risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

The section of each Prospectus entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” is amended to add the following principal risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

Change in the Fund’s Performance Information and Benchmark
The first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” is deleted in its entirety and replaced with the following:
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the J.P. Morgan Government Bond Index-Emerging Markets
(“GBI-EM”)
Global Diversified, the J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified and a customized weighted index comprised of the returns of the J.P. Morgan
GBI-EM
Global Diversified (50%) and the J.P. Morgan EMBI Global Diversified (50%) (the “Benchmark”) and to that of the J.P. Morgan ESG
GBI-EM
Global Diversified, the J.P. Morgan ESG EMBI Global Diversified Index and a customized weighted index comprised of the returns of the J.P. Morgan ESG
GBI-EM
Global Diversified (50%) and the J.P. Morgan ESG EMBI Global Diversified Index (50%). Effective September 23, 2021, the Benchmark replaced the
3-month
LIBOR USD as the performance benchmark against which the Fund measures its performance. BlackRock believes the Benchmark is more relevant to the Fund’s new investment objective, investment strategies and investment process. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The Predecessor Fund’s returns prior to September 3, 2012 as reflected in the bar chart and the table are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Debt Portfolio.” The Predecessor Fund’s returns for the period September 3, 2012 to January 2, 2014 as reflected in the bar chart and the table are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.” The Fund’s total returns for the period beginning on the date of the Reorganization and ending on September 22, 2021 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at
800-882-0052.
In the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Performance Information,” the 50% J.P. Morgan ESG
GBI-EM
Global Diversified / 50% J.P. Morgan ESG EMBI Global Diversified Index is added as an additional performance benchmark against which the Fund measures its performance.
Change in the Fund’s Portfolio Management Team
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Fund—Portfolio Managers” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Flexible Dynamic Bond Portfolio—Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Sergio Trigo Paz	2012*	Managing Director of BlackRock, Inc.
Laurent Develay	2012*	Managing Director of BlackRock, Inc.
Michal Katrencik	2021	Director of BlackRock. Inc.
Michal Wozniak	2014*	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay, Michal Katrencik and Michal Wozniak are the portfolio managers and are jointly and primarily responsible for the day-to-day
management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.
The section of each Prospectus entitled “Management of the Fund—Portfolio Manager Information” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Laurent Develay, Michal Katrencik and Michal Wozniak are jointly and primarily responsible for the day-to-day
management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sergio Trigo Paz	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director and Head of BlackRock’s Emerging Markets Debt Team since June 2012; Chief Investment Officer for Emerging Markets Fixed Income for Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Portfolio Manager for Fortis Investments from 2004 to 2009.
Laurent Develay	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director and Portfolio Manager of BlackRock’s Emerging Markets Debt Team since June 2012; Portfolio Manager for the Emerging Markets Debt Team at Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Head of Currency and Commodity Trading Team for Fortis Investments from 2005 to 2009.
Michal Katrencik	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since 2014.
Michal Wozniak	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014*	Director and Portfolio Manager in BlackRock’s Emerging Markets Debt Team since November 2013; Portfolio Manager for the Emerging Markets Debt Team at Lombard Odier Investment Managers from 2011 to 2013; Portfolio Manager for the Emerging Markets Debt Team at JPMorgan Asset Management from 2009 to 2011; Portfolio Manager for the Emerging Markets Debt Team at Fortis Investments from 2007 to 2009.

*	Includes management of the Predecessor Fund (as defined below).